Subsequent Events - Summary of Subsequent Events (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
1339 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 03, 2023
Maturiy	Jan. 03, 2025
Interest rate (%)	4.40%
Amounts issued for the subsequent period	₩ 200,000
1340 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 03, 2023
Maturiy	Jan. 03, 2026
Interest rate (%)	4.50%
Amounts issued for the subsequent period	₩ 320,000
1341 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 05, 2023
Maturiy	Jan. 05, 2025
Interest rate (%)	4.20%
Amounts issued for the subsequent period	₩ 140,000
1342 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 05, 2023
Maturiy	Jan. 05, 2026
Interest rate (%)	4.30%
Amounts issued for the subsequent period	₩ 240,000
1343 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 09, 2023
Maturiy	Jan. 09, 2025
Interest rate (%)	4.20%
Amounts issued for the subsequent period	₩ 130,000
1344 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 09, 2023
Maturiy	Jan. 09, 2026
Interest rate (%)	4.28%
Amounts issued for the subsequent period	₩ 280,000
1345 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 12, 2023
Maturiy	Jan. 12, 2025
Interest rate (%)	4.00%
Amounts issued for the subsequent period	₩ 110,000
1346 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 12, 2023
Maturiy	Jan. 12, 2026
Interest rate (%)	4.08%
Amounts issued for the subsequent period	₩ 330,000
1347 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 16, 2023
Maturiy	Jan. 16, 2025
Interest rate (%)	4.00%
Amounts issued for the subsequent period	₩ 190,000
1348 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 16, 2023
Maturiy	Jan. 16, 2026
Interest rate (%)	4.05%
Amounts issued for the subsequent period	₩ 220,000
1349 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 19, 2023
Maturiy	Jan. 19, 2025
Interest rate (%)	3.85%
Amounts issued for the subsequent period	₩ 180,000
1350 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 19, 2023
Maturiy	Jan. 19, 2026
Interest rate (%)	3.87%
Amounts issued for the subsequent period	₩ 320,000
1351 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 25, 2023
Maturiy	Jan. 25, 2025
Interest rate (%)	3.85%
Amounts issued for the subsequent period	₩ 140,000
1352 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Jan. 25, 2023
Maturiy	Jan. 25, 2026
Interest rate (%)	3.89%
Amounts issued for the subsequent period	₩ 410,000
1353 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 03, 2023
Maturiy	Feb. 03, 2025
Interest rate (%)	3.50%
Amounts issued for the subsequent period	₩ 220,000
1354 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 03, 2023
Maturiy	Feb. 03, 2026
Interest rate (%)	3.54%
Amounts issued for the subsequent period	₩ 280,000
1355 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 06, 2023
Maturiy	Feb. 06, 2025
Interest rate (%)	3.65%
Amounts issued for the subsequent period	₩ 210,000
1356 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 06, 2023
Maturiy	Feb. 06, 2026
Interest rate (%)	3.65%
Amounts issued for the subsequent period	₩ 320,000
1357 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 10, 2023
Maturiy	Feb. 10, 2025
Interest rate (%)	3.80%
Amounts issued for the subsequent period	₩ 100,000
1358 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 10, 2023
Maturiy	Feb. 10, 2026
Interest rate (%)	3.83%
Amounts issued for the subsequent period	₩ 340,000
1359 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 13, 2023
Maturiy	Feb. 13, 2025
Interest rate (%)	3.83%
Amounts issued for the subsequent period	₩ 180,000
1360 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 13, 2023
Maturiy	Feb. 13, 2026
Interest rate (%)	3.85%
Amounts issued for the subsequent period	₩ 320,000
1361 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 17, 2023
Maturiy	Feb. 17, 2025
Interest rate (%)	3.99%
Amounts issued for the subsequent period	₩ 110,000
1362 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 17, 2023
Maturiy	Feb. 17, 2026
Interest rate (%)	4.10%
Amounts issued for the subsequent period	₩ 320,000
1363 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 20, 2023
Maturiy	Feb. 20, 2025
Interest rate (%)	4.09%
Amounts issued for the subsequent period	₩ 150,000
1364 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Feb. 20, 2023
Maturiy	Feb. 20, 2026
Interest rate (%)	4.11%
Amounts issued for the subsequent period	₩ 160,000
1365 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 03, 2023
Maturiy	Mar. 03, 2025
Interest rate (%)	4.35%
Amounts issued for the subsequent period	₩ 100,000
1366 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 03, 2023
Maturiy	Mar. 03, 2026
Interest rate (%)	4.40%
Amounts issued for the subsequent period	₩ 110,000
1367 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 06, 2023
Maturiy	Mar. 06, 2025
Interest rate (%)	4.25%
Amounts issued for the subsequent period	₩ 180,000
1368 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 06, 2023
Maturiy	Mar. 06, 2026
Interest rate (%)	4.35%
Amounts issued for the subsequent period	₩ 210,000
1369 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 10, 2023
Maturiy	Mar. 10, 2025
Interest rate (%)	4.25%
Amounts issued for the subsequent period	₩ 230,000
1370 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 10, 2023
Maturiy	Mar. 10, 2026
Interest rate (%)	4.35%
Amounts issued for the subsequent period	₩ 230,000
1371 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 13, 2023
Maturiy	Mar. 13, 2025
Interest rate (%)	4.14%
Amounts issued for the subsequent period	₩ 140,000
1372 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 13, 2023
Maturiy	Mar. 13, 2026
Interest rate (%)	4.25%
Amounts issued for the subsequent period	₩ 260,000
1373 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 22, 2023
Maturiy	Mar. 22, 2025
Interest rate (%)	3.97%
Amounts issued for the subsequent period	₩ 160,000
1374 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 22, 2023
Maturiy	Mar. 22, 2026
Interest rate (%)	4.00%
Amounts issued for the subsequent period	₩ 70,000
1375 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 30, 2023
Maturiy	Mar. 30, 2025
Interest rate (%)	3.98%
Amounts issued for the subsequent period	₩ 240,000
1376 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Mar. 30, 2023
Maturiy	Mar. 30, 2026
Interest rate (%)	3.99%
Amounts issued for the subsequent period	₩ 160,000
1377 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 04, 2023
Maturiy	Apr. 04, 2025
Interest rate (%)	3.99%
Amounts issued for the subsequent period	₩ 270,000
1378 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 04, 2023
Maturiy	Apr. 04, 2026
Interest rate (%)	4.00%
Amounts issued for the subsequent period	₩ 260,000
1379 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 07, 2023
Maturiy	Apr. 07, 2025
Interest rate (%)	3.95%
Amounts issued for the subsequent period	₩ 210,000
1380 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 07, 2023
Maturiy	Apr. 07, 2026
Interest rate (%)	3.95%
Amounts issued for the subsequent period	₩ 190,000
1381 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 12, 2023
Maturiy	Apr. 12, 2025
Interest rate (%)	3.91%
Amounts issued for the subsequent period	₩ 240,000
1382 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 12, 2023
Maturiy	Apr. 12, 2026
Interest rate (%)	3.95%
Amounts issued for the subsequent period	₩ 170,000
1383 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Electric Power Corporation
Issue date	Apr. 21, 2023
Maturiy	Apr. 21, 2025
Interest rate (%)	3.89%
Amounts issued for the subsequent period	₩ 200,000
70-1 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Feb. 22, 2023
Maturiy	Feb. 22, 2028
Interest rate (%)	4.10%
Amounts issued for the subsequent period	₩ 90,000
70-2 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Feb. 22, 2023
Maturiy	Feb. 22, 2033
Interest rate (%)	4.15%
Amounts issued for the subsequent period	₩ 40,000
70-3 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Feb. 22, 2023
Maturiy	Feb. 22, 2043
Interest rate (%)	4.08%
Amounts issued for the subsequent period	₩ 20,000
71-1 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Mar. 07, 2023
Maturiy	Mar. 07, 2028
Interest rate (%)	4.13%
Amounts issued for the subsequent period	₩ 50,000
71-2 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Mar. 07, 2023
Maturiy	Mar. 07, 2033
Interest rate (%)	4.18%
Amounts issued for the subsequent period	₩ 30,000
72-1 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Apr. 26, 2023
Maturiy	Apr. 26, 2028
Interest rate (%)	3.91%
Amounts issued for the subsequent period	₩ 130,000
72-2 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Apr. 26, 2023
Maturiy	Apr. 26, 2043
Interest rate (%)	4.00%
Amounts issued for the subsequent period	₩ 90,000
57-1 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea South-East Power Co., Ltd.
Issue date	Feb. 09, 2023
Maturiy	Feb. 08, 2024
Interest rate (%)	3.56%
Amounts issued for the subsequent period	₩ 120,000
57-2 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea South-East Power Co., Ltd.
Issue date	Feb. 09, 2023
Maturiy	Feb. 09, 2026
Interest rate (%)	3.74%
Amounts issued for the subsequent period	₩ 50,000
57-1 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Western Power Co., Ltd.
Issue date	Jan. 17, 2023
Maturiy	Jan. 17, 2025
Interest rate (%)	4.07%
Amounts issued for the subsequent period	₩ 70,000
57-2 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Western Power Co., Ltd.
Issue date	Jan. 17, 2023
Maturiy	Jan. 17, 2026
Interest rate (%)	4.04%
Amounts issued for the subsequent period	₩ 30,000
58-1 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Western Power Co., Ltd.
Issue date	Apr. 20, 2023
Maturiy	Apr. 20, 2026
Interest rate (%)	3.98%
Amounts issued for the subsequent period	₩ 200,000
58-2 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Western Power Co., Ltd.
Issue date	Apr. 20, 2023
Maturiy	Apr. 20, 2028
Interest rate (%)	4.13%
Amounts issued for the subsequent period	₩ 40,000
58-3 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Western Power Co., Ltd.
Issue date	Apr. 20, 2023
Maturiy	Apr. 20, 2043
Interest rate (%)	3.94%
Amounts issued for the subsequent period	₩ 20,000
67-1 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Southern Power Co., Ltd.
Issue date	Jan. 12, 2023
Maturiy	Jan. 12, 2024
Interest rate (%)	3.97%
Amounts issued for the subsequent period	₩ 100,000
67-2 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Southern Power Co., Ltd.
Issue date	Jan. 12, 2023
Maturiy	Jan. 10, 2025
Interest rate (%)	4.04%
Amounts issued for the subsequent period	₩ 40,000
68-1 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Southern Power Co., Ltd.
Issue date	Apr. 13, 2023
Maturiy	Apr. 12, 2024
Interest rate (%)	3.63%
Amounts issued for the subsequent period	₩ 150,000
68-2 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name	Korea Southern Power Co., Ltd.
Issue date	Apr. 13, 2023
Maturiy	Apr. 13, 2026
Interest rate (%)	3.76%
Amounts issued for the subsequent period	₩ 50,000